Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Short-term benefits
Salary or compensation	R$ 23,280	R$ 13,065
Direct and indirect benefits	328	771
Bonus	4,499	2,912
Total Short-term benefits	28,107	16,748
Long-term benefits
Share-based compensation plan	49,415	14,261
Total Long-term benefits	49,415	14,261
Total	R$ 77,522	R$ 31,009